Share-Based Compensation (Summary of Stock Option Activity) (Details) - Employee Stock Options [member] shares in Millions	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding, beginning of year	14.1	12.8
Granted	2.6	2.5
Exercised	(1.7)	(1.2)
Forfeited/expired	(0.3)	0.0
Number outstanding, end of year	14.7	14.1
Exercisable, end of year	5.4	5.1
Number outstanding, beginning of year, Weighted average exercise price | $ / shares	$ 76.58	$ 72.05
Granted, Weighted average exercise price | $ / shares	81.78	90.55
Exercised, Weighted average exercise price | $ / shares	60.07	58.32
Forfeited/expired, Weighted average exercise price | $ / shares	85.36	79.27
Number outstanding, end of year, Weighted average exercise price | $ / shares	79.17	76.58
Exercisable, end of year, Weighted average exercise price | $ / shares	$ 68.51	$ 64.18
Number of shares, Available for grant	5.1	7.4